NET REVENUES	12 Months Ended
Dec. 31, 2024
NET REVENUES
NET REVENUES

(12)NET REVENUES

The components of net revenues for the years ended December 31, 2022, 2023 and 2024, are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Portfolio training services	153,136,274	166,448,699	199,325,957
Research-based learning services	3,721,829	6,512,650	14,948,520
Overseas study counselling services	24,974,973	28,993,831	32,287,258
Other educational services	24,657,609	19,663,788	21,498,427
Other services	330,189	—	—
Net Revenues	206,820,874	221,618,968	268,060,162

Deferred revenue is recorded when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer in advance. Changes in the deferred revenue balances during the year ended December 31, 2023 and 2024 are as follows:

	Fiscal year ended December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the period	219,717,574	252,145,949
Cash received in advance, net of VAT	261,312,149	295,839,038
Acquisition of Youru and subsequent movement	(1,336,197)	(198,332)
Revenue recognized from opening balance of deferred revenue	(122,951,789)	(156,304,362)
Revenue recognized from deferred revenue arising during the year	(102,430,097)	(109,645,083)
Disposal of equity interests in subsidiaries for deconsolidation	—	(18,830)
Change of refund liabilities	(2,165,691)	(1,781,574)
Balance at the end of the period	252,145,949	280,036,806